BALANCE SHEET - USD ($)		Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021		Sep. 30, 2021	Jun. 30, 2021	Apr. 27, 2021
CURRENT ASSETS
Cash		$ 475,809			$ 3,913
Total current assets		758,892			3,913
Deferred offering costs		0			323,116
TOTAL ASSETS		117,610,299			327,029
CURRENT LIABILITIES
Accounts payable and accrued expenses		702,878			6,000
Accrued offering costs					225,000
Note payable - related party					80,000
Franchise tax payable		150,000			2,400
Total current liabilities		941,446			313,400
Total liabilities		941,446			313,400
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued or outstanding
Common stock ; $0.0001 par value; 50,000,000 shares authorized; 2,875,000 issued and outstanding	[1]	323			287	[2]
Additional paid-in capital		1,605,560			24,713
Accumulated deficit		(1,464,399)			(11,371)
Total stockholders' equity		141,484	$ 281,704	$ 1,004,104	13,629		$ 21,962	$ 22,507	$ 0
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY		$ 117,610,299			$ 327,029

[1]	Comprised of 2,875,000 Founder Shares and 376,000 shares of common stock included in the sale of the Private Placement Units
[2]	This number includes an aggregate of up to 375,000 shares of common stock subject to forfeiture if the overallotment option is not exercised in full or in part by the underwriter (see Note 5).